Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Estimated Useful Lives	Depreciation is computed using the straight-line method over the estimated useful lives of the assets with 5% residual value. The estimated useful lives are as follows:
Useful Life
Office equipments	3 years
Office furniture and fixtures	3 – 5 years
Vehicles	3 – 5 years
Building	20 years
Leasehold improvements	lesser of lease term or expected useful life

Schedule of Disaggregate Revenue Streams	The Company’s disaggregate revenue streams are summarized below:
	June 30, 2023 (Unaudited)	June 30, 2024 (Unaudited)	June 30, 2024 (Unaudited)
	RMB	RMB	USD
Revenues
AR services	254,823,992	290,815,771	40,805,940
Semiconductor business	9,935,513	-	-
Total revenues	264,759,505	290,815,771	40,805,940

Schedule of Revenues by Timing of Transfer of Goods or Services	The Company’s revenues by timing of transfer of goods or services are summarized below:
	June 30, 2023 (Unaudited)	June 30, 2024 (Unaudited)	June 30, 2024 (Unaudited)
	RMB	RMB	USD
Goods and services transferred at a point in time	264,759,505	290,815,771	40,805,940
Total revenues	264,759,505	290,815,771	40,805,940

Schedule of Noncontrolling Interests	Noncontrolling interests consist of the following:
	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB (Unaudited)	USD (Unaudited)
VIDA	(39,704,812)	(39,637,711)	(5,561,782)
Viru	(141,931)	(9,229,058)	(1,294,979)
MicroAlgo	48,415,473	171,530,262	24,068,342
Total noncontrolling interests	8,568,730	122,663,493	17,211,581

Revenue [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Revenues by Geographic Locations	The Company’s revenues by geographic locations are summarized below:
	June 30, 2023 (Unaudited)	June 30, 2024 (Unaudited)	June 30, 2024 (Unaudited)
	RMB	RMB	USD
Mainland PRC revenues	254,823,992	239,886,094	33,659,719
Hong Kong revenues	-	31,038,985	4,355,250
International revenues	9,935,513	19,890,692	2,790,971
Total revenues	264,759,505	290,815,771	40,805,940